Consolidated Statements of Income (Loss) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues (Note 6)	$ 11,934	$ 12,564
Cost of sales	(8,594)	(7,943)
Gross profit	3,340	4,621
Other operating income (expenses)
General and administration	(161)	(142)
Exploration	(67)	(69)
Research and innovation	(67)	(35)
Asset impairments (Note 8(a))	(2,690)	(41)
Other operating income (expense) (Note 9)	(505)	450
Profit (loss) from operations	(150)	4,784
Finance income (Note 10)	48	33
Finance expense (Note 10)	(266)	(252)
Non-operating expense (Note 11)	(97)	(52)
Share of loss of associates and joint ventures (Note 15)	(3)	(3)
Profit (loss) before taxes	(468)	4,510
Provision for income taxes (Note 21)	(120)	(1,365)
Profit (loss) for the year	(588)	3,145
Profit (loss) attributable to:
Shareholders of the company	(605)	3,107
Non-controlling interests	17	38
Profit (loss) for the year	$ (588)	$ 3,145
Earnings (loss) per share (Note 24(f))
Basic (in dollars per share)	$ (1.08)	$ 5.41
Diluted (in dollars per share)	$ (1.08)	$ 5.34
Weighted average shares outstanding (millions) (in shares)	559,765	573,905
Weighted average diluted shares outstanding (millions) (in shares)	559,765	582,138
Number of shares outstanding (in shares)	547,300	570,700